LEASES, Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) Option
Lessee Disclosure [Abstract]
Operating lease term	10 years
Weighted average remaining lease term (in years)	5 years 6 months
Weighted average discount rate	3.73%
Estimated operating lease liability | $	$ 4,980
Minimum [Member]
Lessee Disclosure [Abstract]
Operating lease term	2 years
Number of options to extend lease term | Option	1
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	10 years